Leases (Details) - Schedule of capital lease commitments for revenue equipment	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of capital lease commitments for revenue equipment [Abstract]
Minimum lease payments, 2021	$ 56,288
Present value of minimum lease payments, 2021	51,135
Minimum lease payments, 2022	29,815
Present value of minimum lease payments, 2022	27,989
Minimum lease payments, Thereafter
Present value of minimum lease payments,Thereafter
Minimum lease payments total	86,103
Present value of minimum lease payments total	79,124
Less: amount representing interest (Minimum lease payments)	(6,979)
Less: amount representing interest (Present value of minimum lease payments)
Minimum lease payments	79,124
Present value of minimum lease payments	79,124
Less: current maturities (Minimum lease payments)	(51,135)
Capital lease obligations, long-term (Present value of minimum lease payments)	$ 27,989